Significant accounting policies that apply to the overall financial statements (Policies)	12 Months Ended
Mar. 31, 2020
Significant Accounting Policies [Abstract]
Basis of consolidation
Basis of consolidation
The group financial statements consolidate the financial statements of BT Group plc and its subsidiaries, and include its share of the results of associates and joint ventures using the equity method of accounting. The group recognises its direct rights to (and its share of) jointly held assets, liabilities, revenues and expenses of joint operations under the appropriate headings in the consolidated financial statements.
All business combinations are accounted for using the acquisition method regardless of whether equity instruments or other assets are acquired. No material acquisitions were made in the year.
A subsidiary is an entity that is controlled by another entity, known as the parent or investor. An investor controls an investee when the investor is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee.
Non-controlling interests in the net assets of consolidated subsidiaries, which consist of the amounts of those interests at the date of the original business combination and non-controlling share of changes in equity since the date of the combination, are not material to the group’s financial statements.
The results of subsidiaries acquired or disposed of during the year are consolidated from and up to the date of change of control. Where necessary, accounting policies of subsidiaries have been aligned with the policies adopted by the group. All intra-group transactions including any gains or losses, balances, income or expenses are eliminated in full on consolidation.
When the group loses control of a subsidiary, the profit or loss on disposal is calculated as the difference between (i) the aggregate of the fair value of the consideration received and the fair value of any retained interest and (ii) the previous carrying amount of the assets (including goodwill), and liabilities of the subsidiary and any non-controlling interests. The profit or loss on disposal is recognised as a specific item.

Inventories
Inventories
Network maintenance equipment and equipment to be sold to customers are stated at the lower of cost or net realisable value, taking into account expected revenue from the sale of packages comprising a mobile handset and a subscription. Cost corresponds to purchase or production cost determined by either the first in first out (FIFO) or average cost method.

Government grants
Government grants
Government grants are recognised when there is reasonable assurance that the conditions associated with the grants have been complied with and the grants will be received.
Grants for the purchase or production of property, plant and equipment are deducted from the cost of the related assets and reduce future depreciation expense accordingly. Grants for the reimbursement of operating expenditure are deducted from the related category of costs in the income statement. Estimates and judgements applied in accounting for government grants received in respect of the BDUK programme and other rural superfast broadband contracts are described in note 14.
Once a government grant is recognised, any related deferred income is treated in accordance with IAS 20 ‘Accounting for Government Grants and Disclosure of Government Assistance’.

Foreign currencies
Foreign currencies
Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the date of the transaction. Foreign exchange gains and losses resulting from the settlement of transactions and the translation of monetary assets and liabilities denominated in foreign currencies at period end exchange rates are recognised in the income statement line which most appropriately reflects the nature of the item or transaction.
On consolidation, assets and liabilities of foreign undertakings are translated into sterling at year end exchange rates. The results of foreign undertakings are translated into sterling at average rates of exchange for the year (unless this average is not a reasonable approximation of the cumulative effects of the rates prevailing on the transaction dates, in which case income and expenses are translated at the dates of the transactions). Foreign exchange differences arising on the retranslation of foreign undertakings are recognised directly in a separate component of equity, the translation reserve.
In the event of the disposal of an undertaking with assets and liabilities denominated in a foreign currency, the cumulative translation difference associated with the undertaking in the translation reserve is charged or credited to the gain or loss on disposal recognised in the income statement.

Research and development
Research and development
Research expenditure is recognised in the income statement in the period in which it is incurred. Development expenditure, including the cost of internally developed software, is recognised in the income statement in the period in which it is incurred unless it is probable that economic benefits will flow to the group from the asset being developed, the cost of the asset can be reliably measured and technical feasibility can be demonstrated, in which case it is capitalised as an intangible asset on the balance sheet.
Capitalisation ceases when the asset being developed is ready for use. Research and development costs include direct and indirect labour, materials and directly attributable overheads.

Termination benefits
Termination benefits
Termination benefits (leaver costs) are payable when employment is terminated before the normal retirement date, or when an employee accepts voluntary redundancy in exchange for these benefits. We recognise termination benefits when they are demonstrably committed to the affected employees leaving the group.

Significant accounting policies that apply to segment information

 Significant accounting policies that apply to segment information
Operating and reportable segments
Our operating segments are reported based on financial information provided to the Executive Committee, which is the key management committee and represents the ‘chief operating decision maker’.
Our organisational structure reflects the different customer groups to which we provide communications products and services via our customer-facing units: Consumer, Enterprise, Global and Openreach. The customer-facing units are supported by an internal service unit, Technology, and corporate units including procurement and property management.
The customer-facing units are our reportable segments and generate substantially all of our revenue. Technology and the group’s corporate units are not reportable segments as they did not meet the quantitative thresholds as set out in IFRS 8 ‘Operating Segments’ for any of the years presented.
We aggregate the remaining operations and include within the ‘Other’ category to reconcile to the consolidated results of the group. The ‘Other’ category includes unallocated Technology costs and our corporate units.
Allocation of certain items to segments
Provisions for the settlement of significant legal, commercial and regulatory disputes, which are negotiated at a group level, are initially recorded in the ‘Other’ segment. On resolution of the dispute, the full impact is recognised in the results of the relevant customer-facing unit and offset in the group results through the utilisation of the provision previously charged to the ‘Other’ segment. Settlements which are particularly significant or cover more than one financial year may fall within the definition of specific items as detailed in note 9.
The costs incurred by Technology and corporate units are recharged to the customer-facing units to reflect the services it provides to them. Depreciation and amortisation incurred by Technology in relation to the networks and systems it manages and operates on behalf of the customer-facing units is allocated to the customer-facing units based on their respective utilisation. Capital expenditure incurred by Technology for specific projects undertaken on behalf of the customer-facing units is allocated based on the value of the directly attributable expenditure incurred. Where projects are not directly attributable to a particular customer-facing unit, capital expenditure is allocated between them based on the proportion of estimated future economic benefits.
Specific items are detailed in note 9 and are not allocated to the reportable segments as this reflects how they are reported to the Executive Committee. Finance expense and income are not allocated to the reportable segments, as the central treasury function manages this activity, together with the overall net debt position of the group.
Measuring segment performance
Performance of each reportable segment is measured based on adjusted EBITDA. EBITDA is defined as the group profit or loss before interest, taxation, depreciation and amortisation. Adjusted EBITDA is defined as EBITDA before specific items, net non-interest related finance expense, and share of profits or losses of associates and joint ventures. Adjusted EBITDA is considered to be a useful measure of the operating performance of the customer-facing units because it approximates the underlying operating cash flow by eliminating depreciation and amortisation and also provides a meaningful analysis of trading performance by excluding specific items, which are disclosed separately by virtue of their size, nature or incidence.
Revenue recognition
Our revenue recognition policy is set out in the following note.
Internal revenue and costs
Most of our internal trading relates to Openreach and arises on rentals, and any associated connection or migration charges, of the UK access lines and other network products to the customer-facing units, including the use of BT Ireland’s network. This occurs both directly, and also indirectly, through Technology which is included within the ‘Other’ segment. Enterprise internal revenue arises from Consumer for mobile Ethernet access and Technology for transmission planning services. Internal revenue arising in Consumer relates primarily to employee broadband and wi-fi services. Intra-group revenue generated from the sale of regulated products and services is based on market price. Intra-group revenue from the sale of other products and services is agreed between the relevant customer-facing units and therefore the profitability of customer-facing units may be impacted by transfer pricing levels.
Geographic segmentation
The UK is our country of domicile and we generate the majority of our revenue from external customers in the UK. The geographic analysis of revenue is based on the country of origin in which the customer is invoiced. The geographic analysis of non-current assets, which exclude derivative financial instruments, investments and deferred tax assets, is based on the location of the assets.

Significant accounting policies that apply to revenue

 Significant accounting policies that apply to revenue
Revenue from contracts with customers in scope with IFRS 15
Most revenue recognised by the group is in scope of IFRS 15 and is subject to the following revenue recognition policy.
On inception of the contract we identify a “performance obligation” for each of the distinct goods or services we have promised to provide to the customer. The consideration specified in the contract with the customer is allocated to each performance obligation identified based on their relative standalone selling prices, and is recognised as revenue as they are satisfied.
The table below summarises the performance obligations we have identified for our major service lines and provides information on the timing of when they are satisfied and the related revenue recognition policy. Also detailed in this note is revenue expected to be recognised in future periods for contracts in place at 31 March 2020 that contain unsatisfied performance obligations.

Service line	Performance obligations	Revenue recognition policy
ICT and managed networks
Provision of networked IT services, managed network services, and arrangements to design and build software solutions. Performance obligations are identified for each distinct service or deliverable for which the customer has contracted, and are considered to be satisfied over the time period that we deliver these services or deliverables. Commitments to provide hardware to customers that are distinct from the other promises are considered to be satisfied at the point in time that control passes to the customer.

Revenue for services is recognised over time using a measure of progress that appropriately reflects the pattern by which the performance obligation is satisfied. For time and material contracts, revenue is recognised as the service is received by the customer. Where performance obligations exist for the provision of hardware, revenue is recognised at the point in time that the customer obtains control of the promised asset. For long-term fixed price contracts revenue recognition will typically be based on the achievement of contract milestones and customer acceptance.

Fixed access subscriptions
Provision of broadband, TV and fixed telephony services including local, national and international calls, connections, line rental, and calling features. Performance obligations exist for each ongoing service provided to the customer and are satisfied over the period that the services are provided. Installation services are recognised as distinct performance obligations if their relationship with the other services in the contract is purely functional. These are satisfied when the customer benefits from the service. Connection services are not distinct performance obligations and are therefore combined with the associated service performance obligation.

Fixed subscription charges are recognised as revenue on a straight line basis over the period that the services are provided. Upfront charges for non-distinct connection and installation services are deferred as contract liabilities and are recognised as revenue over the same period. Variable charges such as call charges are recognised when the related services are delivered. Where installation activities are distinct performance obligations, revenue is recognised at the point in time that the installation is completed.

Mobile subscriptions
Provision of mobile postpaid and prepaid services, including voice minutes, SMS, and data services. Performance obligations exist for each ongoing service provided to the customer and are satisfied over the period that the services are provided.

Subscription fees, consisting primarily of monthly charges for access to broadband and other internet access or voice and data services, are recognised as the service is provided. One-off services such as calls outside of plan and excess data usage are recognised when the service is used.

Equipment and other services
Provision of equipment and other services, including mobile phone handsets and hardware such as set top boxes and broadband routers provided as part of customer contracts. Performance obligations are satisfied at the point in time that control passes to the customer. For other services, performance obligations are identified based on the distinct goods and services we have committed to provide.

Revenue from equipment sales is recognised at the point in time that control passes to the customer. Where payment is not received in full at the time of the sale, such as with equipment provided as part of mobile and fixed access subscriptions, contract assets are recognised for the amount due from the customer that will be recovered over the contract period. Revenue to be recognised is calculated by reference to the relative standalone selling price of the equipment. For other services, revenue is recognised when the related performance obligations are satisfied, which could be over time or at a point in time depending on the nature of the service.

We recognise revenue based on the relative standalone selling price of each performance obligation. Determining the standalone selling price often requires judgement and may be derived from regulated prices, list prices, a cost-plus derived price, or the price of similar products when sold on a standalone basis by BT or a competitor. In some cases it may be appropriate to use the contract price when this represents a bespoke price that would be the same for a similar customer in a similar circumstance.

The fixed element of fixed access and mobile subscription arrangements sold by our Consumer business is typically payable in advance, with any variable or one-off charges billed in arrears. Payment is received immediately for direct sales of equipment to customers. Where equipment is provided to customers under mobile and fixed access subscription arrangements, payment for the equipment is received over the course of the contract term. For sales by our enterprise businesses, invoices are issued in line with contractual terms. Payments received in advance are recognised as contract liabilities, amounts billed in arrears are recognised as contract assets.
We do not have any material obligations in respect of returns, refunds or warranties. Where we act as an agent in a transaction, we recognise commission net of directly attributable costs. Where the actual and estimated costs to completion of the contract exceed the estimated revenue, a loss is recognised immediately.
We exercise judgement in assessing whether the initial set-up, transition and transformation phases of long-term contracts are distinct from the other services to be delivered under the contract and therefore represent distinct performance obligations. This determines whether revenue is recognised in the early stages of the contract, or deferred until delivery of the other services promised in the contract begins.
We recognise immediately the entire estimated loss for a contract when we have evidence that the contract is unprofitable. If these estimates indicate that any contract will be less profitable than previously forecast, contract assets may have to be written down to the extent they are no longer considered to be fully recoverable. We perform ongoing profitability reviews of our contracts in order to determine whether the latest estimates are appropriate. Key factors reviewed include:
-  Transaction volumes or other inputs affecting future revenues which can vary depending on customer requirements, plans, market position and other factors such as general economic conditions.
-  Our ability to achieve key contract milestones connected with the transition, development, transformation and deployment phases for customer contracts.
-  The status of commercial relations with customers and the implications for future revenue and cost projections.
-  Our estimates of future staff and third-party costs and the degree to which cost savings and efficiencies are deliverable.

- Whether Covid-19 will have an impact on the assumptions listed above, including our future revenue projections, our ability to complete our contractual work on time, and our assessment of whether our force majeure contract clauses will prevent any contract penalties.

Revenue from lease arrangements in scope of IFRS 16
As set out in note 1, some arrangements to provide external communications providers with exclusive use of fixed-network telecommunications infrastructure previously accounted for as service contracts under IFRS 15 now meet the definition of operating leases under IFRS 16. During the year we changed the terms and conditions of some consumer broadband and TV products which resulted in devices such as routers provided to customers now meeting the definition of operating leases. Associated income continues to be classified as revenue as these arrangements are core business activities.
At inception of a contract, we determine whether the contact is, or contains a lease following the accounting policy set out in note 15. Arrangements meeting the definition of a lease in which we act as lessor are classified as operating or finance leases at lease inception based on an overall assessment of whether the lease transfers substantially all the risks and rewards incidental to ownership of the underlying asset. If this is the case then the lease is a finance lease; if not, it is an operating lease.
Income from arrangements classified as operating leases is presented as revenue where it relates to our core operating activities, for example leases of fixed-line telecommunications infrastructure to external communications providers and leases of devices to consumer customers as part of fixed access subscription products. Operating lease income from other arrangements is presented within other operating income (note 6).
We recognise lease payments as income on a straight-line basis over the lease term. Any upfront payments received, such as connection fees, are deferred over the lease term. Determining the lease term is subject to the significant judgements set out in note 15.
Where the contract contains both lease and non-lease components, the transaction price is allocated between the components on the basis of relative stand-alone selling price.
Income from arrangements classified as finance leases is not material to the group.

Significant accounting policies that apply to contract assets and liabilities

 Significant accounting policies that apply to contract assets and liabilities
We recognise contract assets for goods and services for which control has transferred to the customer before consideration is due. These assets mainly relate to mobile handsets provided upfront but paid for over the course of a contract. Contract assets are reclassified as receivables when the right to payment becomes unconditional and we have billed the customer.
Contract liabilities are recognised when we have received advance payment for goods and services that we have not transferred to the customer. These primarily relate to fees received for connection and installation services that are not distinct performance obligations.
Where the initial set-up, transition or transformation phase of a long-term contract is considered to be a distinct performance obligation we recognise a contract asset for any work performed but not billed. Conversely a contract liability is recognised where these activities are not distinct performance obligations and we receive upfront consideration. In this case eligible costs associated with delivering these services are capitalised as fulfilment costs, see note 17.
We provide for expected lifetime losses on contract assets following the policy set out in note 17.

Significant accounting policies that apply to specific items

 Significant accounting policies that apply to specific items
We separately identify and disclose those items that in management’s judgement need to be disclosed by virtue of their size, nature or incidence (termed ‘specific items’). Specific items are used to derive the adjusted results as presented in the consolidated income statement presented on page 124. Adjusted results are consistent with the way that financial performance is measured by management and assist in providing an additional analysis of the reporting of the trading results of the group. Specific items may not be comparable to similarly titled measures used by other companies.
In determining whether an event or transaction is specific, management considers quantitative as well as qualitative factors. Examples of charges or credits meeting the above definition and which have been presented as specific items in the current and/or prior years include acquisitions/disposals of businesses and investments, retrospective regulatory matters, historical insurance or litigation claims, business restructuring programmes, asset impairment charges, property rationalisation programmes, net interest on pensions and the settlement of multiple tax years.

 In the event that items meet the criteria, which are applied consistently from year to year, they are treated as specific items. We have also included the impacts of Covid-19 on various balance sheet items as at 31 March 2020 as specific. The impact of Covid-19 on underlying trading is recognised in our underlying (adjusted) results and not as a specific item.

Significant accounting policies that apply to taxation

 Significant accounting policies that apply to taxation
Current income tax is calculated on the basis of the tax laws enacted or substantively enacted at the balance sheet date in the countries where the group’s subsidiaries, associates and joint ventures operate and generate taxable income. We periodically evaluate positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation, and establish provisions where appropriate on the basis of the amounts expected to be paid to tax authorities.
Deferred tax is recognised, using the liability method, in respect of temporary differences between the carrying amount of our assets and liabilities and their tax base. Deferred tax is determined using tax rates that are expected to apply in the periods in which the asset is realised or liability settled, based on tax rates and laws that have been enacted or substantively enacted by the balance sheet date.
Deferred income tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when the deferred income tax assets and liabilities relate to income taxes levied by the same taxation authority on either the taxable entity or different taxable entities where there is an intention to settle the balances on a net basis. Any remaining deferred tax asset is recognised only when, on the basis of all available evidence, it can be regarded as probable that there will be suitable taxable profits, within the same jurisdiction, in the foreseeable future against which the deductible temporary difference can be utilised. Deferred tax balances for which there is a right of offset within the same jurisdiction are presented net on the face of the group balance sheet as permitted by IAS 12, with the exception of deferred tax related to our pension schemes which is disclosed within deferred tax assets.

Significant accounting policies that apply to intangible assets

 Significant accounting policies that apply to intangible assets
We recognise identifiable intangible assets where we control the asset, it is probable that future economic benefits attributable to the asset will flow to the group, and we can reliably measure the cost of the asset. We amortise all intangible assets, other than goodwill, over their useful economic life. The method of amortisation reflects the pattern in which the assets are expected to be consumed. If the pattern cannot be determined reliably, the straight line method is used.
Goodwill
Goodwill represents the excess of the cost of an acquisition over the fair value of the group’s share of the identifiable net assets (including intangible assets) of the acquired business. Our goodwill impairment policy is set out later in this note.
Acquired intangible assets – customer relationships and brands
Intangible assets such as customer relationships or brands acquired through business combinations are recorded at fair value at the date of acquisition and subsequently carried at amortised cost. Assumptions are used in estimating the fair values of these relationships or brands and include management’s estimates of revenue and profits to be generated by them.
Telecommunications licences
Licence fees paid to governments, which permit telecommunications activities to be operated for defined periods, are initially recorded at cost and amortised from the time the network is available for use to the end of the licence period or where our usage can extend beyond the initial licence period, over the period we expect to benefit from the use of the licences, which is typically 20 years. Licences acquired through business combinations are recorded at fair value at the date of acquisition and subsequently carried at amortised cost. The fair value is based on management’s assumption of future cash flows using market expectations at acquisition date.
Computer software
Computer software comprises computer software licences purchased from third parties, and also the cost of internally developed software. Computer software licences purchased from third parties are initially recorded at cost. We only capitalise costs directly associated with the production of internally developed software, including direct and indirect labour costs of development, where it is probable that the software will generate future economic benefits, the cost of the asset can be reliably measured and technical feasibility can be demonstrated, in which case it is capitalised as an intangible asset on the balance sheet. Costs which do not meet these criteria and research costs are expensed as incurred.
Our development costs which give rise to internally developed software include upgrading the network architecture or functionality and developing service platforms aimed at offering new services to our customers.
Other
Other intangible assets include website development costs and other licences. Items are capitalised at cost and amortised on a straight line basis over their useful economic life or the term of the contract.

Estimated useful economic lives The estimated useful economic lives assigned to the principal categories of intangible assets are as follows:

– Computer software	2 to 10 years
– Telecommunications licences	2 to 20 years
– Customer relationships and brands	1 to 15 years

Impairment of intangible assets
Intangible assets with finite useful lives are tested for impairment if events or changes in circumstances (assessed at each reporting date) indicate that the carrying amount may not be recoverable. When an impairment test is performed, the recoverable amount is assessed by reference to the higher of the net present value of the expected future cash flows (value in use) of the relevant cash generating unit and the fair value less costs to dispose.
Goodwill is reviewed for impairment at least annually as described below. Impairment losses are recognised in the income statement, as a specific item. If a cash generating unit is impaired, impairment losses are allocated firstly against goodwill, and secondly on a pro-rata basis against intangible and other assets.

Significant accounting policies that apply to impairment of goodwill

 Significant accounting policies that apply to impairment of goodwill
We perform an annual goodwill impairment review.
Goodwill recognised in a business combination does not generate cash flows independently of other assets or groups of assets. As a result, the recoverable amount, being the value in use, is determined at a cash generating unit (CGU) level. These CGUs represent the smallest identifiable groups of assets that generate cash inflows that are largely independent of the cash inflows from other groups of assets. Our CGUs are deemed to be legacy BT Consumer, legacy EE, Enterprise, and Global.
We allocate goodwill to each of the Cash Generating Units (CGUs) that we expect to benefit from the business combination. Each CGU to which goodwill is allocated represents the lowest level within the group at which the goodwill is monitored for internal management purposes.
The value in use of each CGU is determined using cash flow projections derived from financial plans approved by the Board covering a five-year period. They reflect management’s expectations of revenue, EBITDA growth, capital expenditure, working capital and operating cash flows, based on past experience and future expectations of business performance. Cash flows beyond the fifth year have been extrapolated using perpetuity growth rates.

Significant accounting policies that apply to property, plant and equipment

 Significant accounting policies that apply to property, plant and equipment
Our property, plant and equipment is included at historical cost, net of accumulated depreciation, government grants and any impairment charges. Property, plant and equipment acquired through business combinations are initially recorded at fair value and subsequently accounted for on the same basis as our existing assets. We derecognise items of property, plant and equipment on disposal or when no future economic benefits are expected to arise from the continued use of the asset. The difference between the sale proceeds and the net book value at the date of disposal is recognised in operating costs in the income statement.
Included within the cost of network infrastructure and equipment are direct and indirect labour costs, materials and directly attributable overheads.
We depreciate property, plant and equipment on a straight line basis from the time the asset is available for use, to write off the asset’s cost over the estimated useful life taking into account any expected residual value. Freehold land is not depreciated.
Estimated useful economic lives
The estimated useful lives assigned to principal categories of assets are as follows:

Land and buildings
– Freehold buildings	14 to 50 years
– Short-term leasehold improvements	Shorter of 10 years or lease term
– Leasehold land and buildings	Unexpired portion of lease or 40 years, whichever is the shorter

Network infrastructure
Transmission equipment
– Duct	40 years
– Cable	3 to 25 years
– Fibre	5 to 20 years
Exchange equipment	2 to 13 years
Other network equipment	2 to 20 years

Other assets
– Motor vehicles	2 to 9 years
– Computers and office equipment	3 to 7 years

Residual values and useful lives are reassessed annually and, if necessary, changes are recognised prospectively.
Network share assets
Certain assets have been contributed to a network share arrangement by both EE and Hutchison 3G UK Limited, with legal title remaining with the contributor. This is considered to be a reciprocal arrangement. Our share of the assets on acquisition of EE were recognised at fair value within tangible assets, and depreciated in line with policy. Subsequent additions are recorded at cost.
Impairment of property, plant and equipment
We test property, plant and equipment for impairment if events or changes in circumstances (assessed at each reporting date) indicate that the carrying amount may not be recoverable. When an impairment test is performed, we assess the recoverable amount by reference to the higher of the net present value of the expected future cash flows (value in use) of the relevant asset and the fair value less costs to dispose. If it is not possible to determine the recoverable amount for the individual asset then we assess impairment by reference to the relevant cash generating unit as described in note 13.

Significant accounting policies that apply to leases

 Significant accounting policies that apply to leases
We adopted IFRS 16 for the first time on 1 April 2019 using the modified retrospective transition option. Comparative information is not restated under this transition option, therefore the disclosures presented in this note concern the 2019/20 period only.
IFRS 16 lease accounting policy applicable to the current year
Identifying whether a lease exists
At inception of a contract, we determine whether the contract is, or contains a lease. A lease exists if the contract conveys the right to control the use of an identified asset, for a period of time, in exchange for consideration. In making this assessment, we consider whether:
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The contract involves the use of an identified asset, either explicitly or implicitly. The asset must be physically distinct or represent substantially all the capacity of a physically distinct asset. Assets that a supplier has a substantive right to substitute are not considered distinct.
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The lessee (either the group, or the group’s customers) has the right to obtain substantially all the economic benefits from the use of the asset throughout the period of use; and
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The lessee has the right to direct the use of the asset, in other words, has the decision-making rights that are most relevant to changing how and for what purpose the asset is used.
Where practicable, and by class of underlying asset, we have elected to account for leases containing a lease component and one or more non-lease components as a single lease component. Where this election has been taken, it has been applied to the entire asset.
Lessee accounting
We recognise a lease liability and right-of-use asset at the commencement of a lease.
Lease liabilities are initially measured at the present value of lease payments that are due over the lease term, discounted using the group’s incremental borrowing rate. This is the rate that we would have to pay for a loan of a similar term, and with similar security, to obtain an asset of similar value. Lease payments include:
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fixed payments
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variable lease payments that depend on an index or rate
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amounts expected to be paid under residual value guarantees
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the exercise price of any purchase options that we are reasonably certain to exercise
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payments due over optional renewal periods where we are reasonably certain to renew
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penalties for early termination of the lease where we are reasonably certain to terminate early
Lease liabilities are subsequently measured at amortised cost using the effective interest method. It is remeasured if there is a change in future lease payments or the amount we expect to be payable under a residual value guarantee, or if we change our assessment of whether we will exercise a purchase, renewal or termination option.
Right-of-use assets are initially measured at the initial amount of the corresponding lease liabilities, adjusted for any prepaid lease payments, plus any initial direct costs incurred and an estimate of any decommissioning costs that have been recognised as provisions, less any lease incentives received. They are subsequently depreciated using the straight-line method to the earlier of the end of the useful life of the asset or the end of the lease term. Right-of-use assets are tested for impairment following the policy set out in note 14 and are adjusted for any remeasurement of lease liabilities.
We have elected not to recognise lease liabilities and right-of-use assets for short-term leases that have a lease term of 12 months or less, and leases of low-value assets with a purchase price under £5,000. We recognise lease payments associated with these items as an expense on a straight-line basis over the lease term.
Any variable lease payments that do not depend on an index or rate, such as usage-based payments, are recognised as an expense in the period to which the variability relates.
IAS 17 lease accounting policy applicable to the 2017/18 and 2018/19 financial reporting periods
The determination of whether an arrangement is, or contains, a lease is based on the substance of the arrangement and requires an assessment of whether the fulfilment of the arrangement is dependent on the use of a specific asset or assets and whether the arrangement conveys the right to use the asset.
Leases of property, plant and equipment where we hold substantially all the risks and rewards of ownership are classified as finance leases and are presented within property, plant and equipment (note 14). Finance lease assets are capitalised at the commencement of the lease term at the lower of the present value of the minimum lease payments or the fair value of the leased asset. The obligations relating to finance leases, net of finance charges in respect of future periods, are recognised as liabilities. Leases are subsequently measured at amortised cost using the effective interest method.
Leases where a significant portion of the risk and rewards are held by the lessor are classified as operating leases. Rentals are charged to the income statement on a straight-line basis over the period of the lease and are presented within operating costs (note 6).

Significant accounting policies that apply to programme rights

 Significant accounting policies that apply to programme rights
Programme rights are recognised on the balance sheet from the point at which the legally enforceable licence period begins. They are initially recognised at cost and are amortised from the point at which they are available for use, on a straight line basis over the programming period, or the remaining licence term, as appropriate, which is generally 12 months. Programme rights are tested for impairment in accordance with our impairment policy as set out in note 13.
Additions reflect TV programme rights for which the legally enforceable licence period has started during the year. Rights for which the licence period has not started are disclosed as contractual commitments in note 31. Payments made to receive commissioned or acquired programming in advance of the legal right to broadcast the programmes are classified as prepayments (see note 17).
Programmes produced internally are charged to the income statement over the period of the related broadcast.

Significant accounting policies that apply to trade and other receivables

 Significant accounting policies that apply to trade and other receivables
We initially recognise trade and other receivables at fair value, which is usually the original invoiced amount. They are subsequently carried at amortised cost using the effective interest method. The carrying amount of these balances approximates to fair value due to the short maturity of amounts receivable.
We provide services to consumer and business customers, mainly on credit terms. We know that certain debts due to us will not be paid through the default of a small number of our customers. Because of this, we recognise an allowance for doubtful debts on initial recognition of receivables, which is deducted from the gross carrying amount of the receivable. The allowance is calculated by reference to credit losses expected to be incurred over the lifetime of the receivable. In estimating a loss allowance we consider historical experience and informed credit assessment alongside other factors such as the current state of the economy and particular industry issues. We consider reasonable and supportable information that is relevant and available without undue cost or effort.
Once recognised, trade receivables are continuously monitored and updated. Allowances are based on our historical loss experiences for the relevant aged category as well as forward-looking information and general economic conditions, this includes the impact of Covid-19. Allowances are calculated by individual customer-facing units in order to reflect the specific nature of the customers relevant to that customer-facing unit.
Following the outbreak of Covid-19 we have reassessed our expected loss provisions including assessing the risk factors associated with various industry sectors and applying a risk weighting to each sector.
Contingent assets such as any insurance recoveries, or prepaid programme rights which we expect to recoup, have not been recognised in the financial statements as these are only recognised within trade and other receivables when their receipt is virtually certain.

 Following the outbreak of Covid-19 we have reassessed our expected loss provisions including assessing the risk factors associated with various industry sectors and applying a risk weighting to each sector.
Contingent assets such as any insurance recoveries, or prepaid programme rights which we expect to recoup, have not been recognised in the financial statements as these are only recognised within trade and other receivables when their receipt is virtually certain.

Significant accounting policies that apply to deferred contract costs

 Significant accounting policies that apply to deferred contract costs
We capitalise certain costs associated with the acquisition and fulfilment of contracts with customers and amortise them over the period that we transfer the associated services.
Connection costs are deferred as contract fulfilment costs because they allow satisfaction of the associated connection performance obligation and are considered recoverable. Sales commissions and other third party contract acquisition costs are capitalised as costs to acquire a contract unless the associated contract term is less than 12 months, in which case they are expensed as incurred. Capitalised costs are amortised over the minimum contract term. A portfolio approach is used to determine contract term.
Where the initial set-up, transition and transformation phases of long-term contractual arrangements represent distinct performance obligations, costs in delivering these services are expensed as incurred. Where these services are not distinct performance obligations, we capitalise eligible costs as a cost of fulfilling the related service. Capitalised costs are amortised on a straight line basis over the remaining contract term, unless the pattern of service delivery indicates a more appropriate profile. To be eligible for capitalisation, costs must be directly attributable to specific contracts, relate to future activity, and generate future economic benefits. Capitalised costs are regularly assessed for recoverability.

Significant accounting policies that apply to trade and other payables

 Significant accounting policies that apply to trade and other payables
We initially recognise trade and other payables at fair value, which is usually the original invoiced amount. We subsequently carry them at amortised cost using the effective interest method.

Significant accounting policies that apply to provisions

 Significant accounting policies that apply to provisions
We recognise provisions when the group has a present legal or constructive obligation as a result of past events, it is probable that an outflow of resources will be required to settle the obligation and the amount can be reliably estimated. Where these criteria are not met we disclose a contingent liability if the group has a possible obligation, or has a present obligation with an outflow that is not probable or which cannot be reliably estimated. Contingent liabilities are disclosed in note 31.
Provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability.

Significant accounting policies that apply to retirement benefit plans

 Significant accounting policies that apply to retirement benefit plans
Defined benefit plans
The Retirement Benefit Obligations in respect of defined benefit plans is the liability (the present value of all expected future obligations) less the fair value of the plan assets.
The income statement expense is allocated between an operating charge and net finance income or expense.
–  The operating charge reflects the increase in the liability resulting from the pension benefit earned by active employees in the current period, the costs of administering the plans and any past service costs/credits such as those arising from curtailments or settlements.
–  The net finance income or expense reflects the interest on the Retirement Benefit Obligations recognised in the group balance sheet, based on the discount rate at the start of the year.
Remeasurements of the Retirement Benefit Obligations are recognised in full in the group statement of comprehensive income in the year in which they arise. These comprise the impact on the liabilities of changes in demographic and financial assumptions compared with the start of the year, actual experience being different to those assumptions and the return on plan assets being above or below the amount included in the net pension interest expense.
Defined contribution plans
The income statement expense for the defined contribution pension plans we operate represents the contributions payable for the year.

Significant accounting policies relating to own shares

 Significant accounting policies that apply to own shares
Own shares are recorded at cost and deducted from equity. When shares held for the beneficial ownership of employees vest unconditionally or are cancelled they are transferred from the own shares reserve to retained earnings at their weighted average cost.

Significant accounting policies that apply to share-based payments

 Significant accounting policies that apply to share-based payments
We operate a number of equity-settled share-based payment arrangements, under which we receive services from employees in consideration for equity instruments (share options and shares) of the group. Equity-settled share-based payments are measured at fair value at the date of grant. Market-based performance criteria and non-vesting conditions (for example, the requirement for employees to make contributions to the share purchase programme) are reflected in this measurement of fair value. The fair value determined at the grant date is recognised as an expense on a straight line basis over the vesting period, based on the group’s estimate of the options or shares that will eventually vest and adjusted for the effect of non market-based vesting conditions. Fair value is measured using either the Binomial options pricing model or Monte Carlo simulations, whichever is more appropriate to the share-based payment arrangement.
Service and performance conditions are vesting conditions. Any other conditions are non-vesting conditions which have to be taken into account to determine the fair value of equity instruments granted. In the case that an award or option does not vest as a result of a failure to meet a non-vesting condition that is within the control of either counterparty, this is accounted for as a cancellation. Cancellations are treated as accelerated vesting and all remaining future charges are immediately recognised in the income statement. As the requirement to save under an employee saveshare arrangement is a non-vesting condition, employee cancellations, other than through a termination of service, are treated as an accelerated vesting.
No adjustment is made to total equity for awards that lapse or are forfeited after the vesting date.

Significant accounting policies that apply to investments

 Significant accounting policies that apply to investments
Investments classified as amortised cost
These investments are measured at amortised cost. Any gain or loss on derecognition is recognised in the income statement.
Investments classified as fair value through profit and loss
These investments are initially recognised at fair value plus direct transaction costs. They are re-measured at subsequent reporting dates to fair value and changes are recognised directly in the income statement.
Equity instruments classified as fair value through other comprehensive income
We have made an irrevocable election to present changes in the fair value of equity investments that are not held for trading in other comprehensive income. All gains or losses are recognised in other comprehensive income and are not reclassified to the income statement when the investments are disposed of, aside from dividends which are recognised in the income statement when our right to receive payment is established. Equity investments are recorded in non-current assets unless they are expected to be sold within one year.

Significant accounting policies that apply to cash and cash equivalents

 Significant accounting policies that apply to cash and cash equivalents
Cash and cash equivalents comprise cash in hand and current balances with banks and similar institutions, which are readily convertible to cash, are subject to insignificant risk of changes in value and have an original maturity of three months or less. All are held at amortised cost on the balance sheet, equating to fair value.
For the purpose of the consolidated cash flow statement, cash and cash equivalents are as defined above net of outstanding bank overdrafts. Bank overdrafts are included within the current element of loans and other borrowings (note 26).

Significant accounting policies that apply to loans and other borrowings

 Significant accounting policies that apply to loans and other borrowings
We initially recognise loans and other borrowings at the fair value of amounts received net of transaction costs. They are subsequently measured at amortised cost using the effective interest method and, if included in a fair value hedge relationship, are re-valued to reflect the fair value movements on the associated hedged risk. The resulting amortisation of fair value movements, on de-designation of the hedge, is recognised in the income statement.

What’s our capital management policy?
The objective of our capital management policy is to target an overall level of debt consistent with our credit rating target while investing in the business, supporting the pension scheme and meeting our distribution policy. In order to meet this objective, we may issue or repay debt, issue new shares, repurchase shares, or adjust the amount of dividends paid to shareholders. We manage the capital structure and make adjustments to it in the light of changes in economic conditions and the risk characteristics of the group. The Board regularly reviews the capital structure. No changes were made to these objectives and processes during 2019/20. For details of share issues and repurchases in the year see note 21.

Significant accounting policies that apply to derivatives and hedge accounting

 Significant accounting policies that apply to derivatives and hedge accounting
All of our derivative financial instruments are held at fair value on the balance sheet.
Derivatives designated in a cash flow hedge
The group designates certain derivatives as cash flow hedges. Where derivatives qualify for hedge accounting, recognition of any resultant gain or loss depends on the nature of the hedge. To qualify for hedge accounting, hedge documentation must be prepared at inception, the hedge must be in line with BT’s risk management strategy and there must be an economic relationship based on the currency, amount and timing of the respective cash flows of the hedging instrument and hedged item. This is assessed at inception and in subsequent periods in which the hedge remains in operation. Hedge accounting is discontinued when it is no longer in line with BT’s risk management strategy or if it no longer qualifies for hedge accounting.
When a derivative financial instrument is designated as a hedge of the variability in cash flows of a recognised asset or liability, or a highly probable transaction, the effective part of any gain or loss on the derivative financial instrument is recognised directly in equity, in the cash flow reserve. For cash flow hedges of recognised assets or liabilities, the associated cumulative gain or loss is removed from equity and recognised in the same line of the income statement and in the same period or periods that the hedged transaction affects the income statement. Any ineffectiveness arising on a cash flow hedge is recognised immediately in the income statement. This includes any ineffectiveness as a result of changes in our hedged forecast cash flows as a result of Covid-19.
Other derivatives
Our policy is not to use derivatives for trading purposes. However, due to the complex nature of hedge accounting, some derivatives may not qualify for hedge accounting, or may be specifically not designated as a hedge because natural offset is more appropriate. These derivatives are classified as fair value through profit and loss and are recognised at fair value. Any direct transaction costs are recognised immediately in the income statement. Gains and losses on re-measurement are recognised in the income statement in the line that most appropriately reflects the nature of the item or transaction to which they relate.
Where the fair value of a derivative contract at initial recognition is not supported by observable market data and differs from the transaction price, a day one gain or loss will arise which is not recognised in the income statement. Such gains and losses are deferred and amortised to the income statement based on the remaining contractual term and as observable market data becomes available.
The fair values of outstanding swaps and foreign exchange contracts are estimated using discounted cash flow models and market rates of interest and foreign exchange at the balance sheet date.